ADVISOR’S EDGE® VARIABLE ANNUITY

Issued by

TRANSAMERICA PREMIER LIFE INSURANCE COMPANY

Separate Account VA CC

Supplement Dated January 18, 2018

to the

Prospectus dated May 1, 2017

Effective on or about January 18, 2018, based on changes to the underlying fund portfolios, the name changes will apply to the applicable subaccount:

PRIOR SUBACCOUNT NAME	NEW SUBACCOUNT NAME
REIT Index Portfolio	Real Estate Index Portfolio

Investment Objective: The Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Advisor’s Edge Variable Annuity dated May 1, 2017

ADVISOR’S EDGE SELECT® VARIABLE ANNUITY

Issued by

TRANSAMERICA PREMIER LIFE INSURANCE COMPANY

Separate Account VA CC

Supplement Dated January 18, 2018

to the

Prospectus dated May 1, 2016

Effective on or about January 18, 2018, based on changes to the underlying fund portfolios, the name changes will apply to the applicable subaccount:

PRIOR SUBACCOUNT NAME	NEW SUBACCOUNT NAME
REIT Index Portfolio	Real Estate Index Portfolio

Investment Objective: The Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Advisor’s Edge Select Variable Annuity dated May 1, 2016